Reclassification	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reclassification
(17)	Reclassification

Certain noninterest expenses were reclassified from occupancy and equipment to software maintenance, amortization and other for the year ended December 31, 2015 to conform to 2016 presentation. The reclassification of expenses had no effect on net earnings.